Equity-accounted investees - Impairment test (Details)	12 Months Ended
Dec. 31, 2020
Equity-accounted investees
Percentage decrease in revenue impact on impairment of the investment in associate	10.00%
Percentage decrease in EBITDA impact on impairment of the investment in associate	15.00%
Percentage increase in discount rate impact on impairment of the investment in associate	5.00%
Skillaz
Equity-accounted investees
Period over which management has projected cash flows	7 years
Discount rate applied to the cash flow projections	22.30%
Annual growth rate for the forecasted cash flows	2.90%
Expected compound annual growth rate of revenue of the Investment in Associate	40.00%